CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $)	3 Months Ended		12 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	May 31, 2012	May 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 173	$ 53	$ 444	$ (222)
Less: Gain on disposal of discontinued operations	0	0	0	151
Less: Income from discontinued operations	0	0	0	209
Income (loss) from continuing operations	173	53	444	(582)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization expense	48	38	156	55
Transaction bonus paid by affiliate (see Note F)	0	0	0	540
Noncash interest expense	0	0	0	441
Stock based compensation	2	2	8	0
Change in current assets and liabilities:
Accounts receivable	102	195	150	20
Prepaid expenses and other assets	19	9	67	(64)
Accounts payable, accrued expenses and other liabilities	(40)	(307)	(664)	498
Deferred maintenance revenue.	(500)	(500)	(107)	(317)
Total adjustments	(369)	(563)	(390)	1,173
Net cash provided by (used in) operating activities	(196)	(510)	54	591
Cash flows from investing activities:
Capital expenditures	0	0	(17)	(8)
Proceeds from sale of product line	0	0	0	250
Collection of note receivable from sale of product line	0	42	0	0
Receipts from note receivable from sale of product line	0	0	134	28
Capitalized software development costs	(111)	0	(184)	0
Capitalized patent cost.	(6)	0	(82)	0
Net cash provided by (used in) investing activities	(117)	42	(149)	270
Cash flows from financing activities:
Proceeds from issuance of common stock, net of registration expenses	0	(88)	(112)	285
Borrowings under debt agreements	0	0	0	3,250
Repayment under debt agreements	(180)	(180)	(770)	(2,930)
Debt issuance costs	0	0	0	(330)
Repayments under capital lease	(1)	(1)	(5)	(25)
Net cash provided by (used in) financing activities	(181)	(269)	(887)	250
Net cash provided by operating activities of discontinued operations	0	0	0	121
Effect of exchange rates on cash	(1)	(22)	(9)	(39)
Increase (decrease) in cash and cash equivalents	(495)	(759)	(991)	1,193
Cash and cash equivalents, beginning of period	595	1,586	1,586	393
Cash and cash equivalents, end of period	100	827	595	1,586
Supplemental disclosures of cash flow information:
Interest paid	42	72	228	85
Income taxes paid	2	3	10	16
Supplemental disclosures of noncash investing and financing activities:
Forgiveness of debt	0	0	0	7,599
Note receivable issued in sale of product line	0	0	0	162
Issuance of subordinate note in Recapitalization Transaction	$ 0	$ 0	$ 0	$ 250